Prepaid and Other Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and Other Assets

4. Prepaid and Other Assets

Prepaid and other current assets consist of the following:

	December 31,
(in thousands)	2019	2018
Prepaid expenses	$25,136	$24,494
Inventory	25,163	13,099
Miscellaneous receivables	9,500	13,241
Workers’ compensation receivables	1,109	1,202
Taxes	326	20,125
Market production costs	305	3,397
Other current assets	7,881	6,261

Total prepaid expenses and other current assets	$69,420	$81,819

Other assets consist of the following:

	December 31,
(in thousands)	2019	2018
Operating lease right-of-use assets	$93,924	$—
Deposits	8,364	9,200
Contingent consideration related to South Africa divestiture	6,120	4,986
Workers’ compensation receivable	5,583	6,010
Other long-term assets	2,556	5,440

Total other assets	$116,547	$25,636